The Advisors’ Inner Circle Fund III	Strategas Global Policy Opportunities ETF September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value
DENMARK — 3.3%
Novo Nordisk, Cl B	2,629	$263,735
Novozymes, Cl B	4,894	247,089

		510,824

FRANCE — 1.9%
Pernod Ricard	1,527	282,506

GERMANY — 3.3%
Covestro	9,339	270,261
Fresenius Medical Care & KGaA	8,205	233,345

		503,606

ISRAEL — 3.2%
Elbit Systems	1,315	250,279
Teva Pharmaceutical Industries *	31,322	241,274

		491,553

JAPAN — 4.2%
Astellas Pharma	20,100	266,204
Eisai	6,900	369,395

		635,599

MEXICO — 1.6%
Grupo Televisa	224,212	242,304

NETHERLANDS — 3.5%
Koninklijke Philips	16,833	263,848
Universal Music Group	14,147	267,842

		531,690

NORWAY — 1.6%
Kongsberg Gruppen	8,232	250,799

UNITED KINGDOM — 9.0%
BAE Systems PLC *	31,223	275,278
Experian PLC	9,244	274,590
RELX PLC	10,716	263,408
Smith & Nephew PLC	23,864	279,846
Smiths Group PLC	16,256	274,012

		1,367,134

The Advisors’ Inner Circle Fund III	Strategas Global Policy Opportunities ETF September 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — 66.2%
COMMUNICATION SERVICES — 3.5%
Fox	8,169	$250,625
Match Group *	5,076	242,379
Yelp, Cl A *	1,237	41,946

		534,950

CONSUMER DISCRETIONARY — 6.2%
Domino’s Pizza	748	232,029
Etsy *	2,675	267,848
H&R Block	925	39,350
Perdoceo Education *	3,547	36,534
Polaris	366	35,008
Stride *	941	39,550
Vista Outdoor *	1,474	35,847
Yum! Brands	2,458	261,384

		947,550

CONSUMER STAPLES — 3.8%
Altria Group	6,135	247,731
Brown-Forman, Cl B	3,837	255,429
USANA Health Sciences *	643	36,040
Vector Group	4,251	37,452

		576,652

ENERGY — 0.2%
Green Plains *	1,169	33,983

FINANCIALS — 0.8%
Blucora *	2,115	40,904
Donnelley Financial Solutions *	1,037	38,338
Federated Hermes, Cl B	1,234	40,870

		120,112

HEALTH CARE — 21.1%
ABIOMED *	1,088	267,278
Amedisys *	363	35,135
Cara Therapeutics *	3,888	36,392
Catalyst Pharmaceuticals *	3,012	38,644
Chemed	85	37,108
Coherus Biosciences *	3,774	36,268
DaVita *	3,238	268,009
Dynavax Technologies *	3,638	37,981

The Advisors’ Inner Circle Fund III	Strategas Global Policy Opportunities ETF September 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Eagle Pharmaceuticals *	1,265	$33,421
Emergent BioSolutions *	1,778	37,320
Exelixis *	2,297	36,017
Harmony Biosciences Holdings *	922	40,836
Horizon Therapeutics PLC *	4,611	285,375
Illumina *	1,399	266,915
Inari Medical *	616	44,746
Incyte *	3,917	261,029
Jazz Pharmaceuticals PLC *	1,784	237,789
Lantheus Holdings *	528	37,134
LHC Group *	281	45,988
Molina Healthcare *	813	268,160
Myriad Genetics *	1,880	35,870
Neurocrine Biosciences *	403	42,803
Novocure *	3,552	269,881
Organogenesis Holdings, Cl A *	11,395	36,920
Pacira BioSciences *	800	42,552
Pediatrix Medical Group *	2,355	38,881
REGENXBIO *	1,372	36,262
Roche Holding	873	286,890
Select Medical Holdings	1,663	36,752
Vir Biotechnology *	1,762	33,971

		3,212,327

INDUSTRIALS — 13.9%
A O Smith	4,949	240,422
AAR *	986	35,319
Aerojet Rocketdyne Holdings *	966	38,630
Axon Enterprise *	365	42,249
CoreCivic *	4,347	38,428
Fluor *	1,617	40,247
General Dynamics	1,234	261,818
Huntington Ingalls Industries	1,227	271,780
Leidos Holdings	2,932	256,462
Lockheed Martin	657	253,793
Northrop Grumman	579	272,315
Pitney Bowes	14,773	34,421
Science Applications International	442	39,086

The Advisors’ Inner Circle Fund III	Strategas Global Policy Opportunities ETF September 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Textron	4,503	$262,345
TrueBlue *	2,051	39,133

		2,126,448

INFORMATION TECHNOLOGY — 10.0%
Accenture PLC, Cl A	960	247,008
Fair Isaac *	92	37,905
Fortinet *	5,787	284,315
InterDigital	862	34,842
Lattice Semiconductor *	815	40,106
LiveRamp Holdings *	2,156	39,153
Maximus	687	39,757
Qorvo *	3,128	248,394
QUALCOMM	2,162	244,263
Rambus *	1,731	44,002
VeriSign *	1,537	266,977

		1,526,722

MATERIALS — 6.7%
Celanese, Cl A	2,550	230,367
Century Aluminum *	5,653	29,848
Eastman Chemical	3,081	218,905
International Paper	6,717	212,929
LyondellBasell Industries, Cl A	3,376	254,145
Materion	502	40,160
MP Materials *	1,253	34,207

		1,020,561

		10,099,305

TOTAL COMMON STOCK (Cost $17,239,072)		14,915,320

TOTAL INVESTMENTS— 97.8% (Cost $17,239,072)		$14,915,320

Percentages are based on Net Assets of $15,245,530.

*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

The Advisors’ Inner Circle Fund III	Strategas Global Policy Opportunities ETF September 30, 2022 (Unaudited)

As of September 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The Advisors’ Inner Circle Fund III	Strategas Macro Thematic Opportunities ETF September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.6%

	Shares	Value
CONSUMER DISCRETIONARY — 3.5%
Lowe’s	5,959	$1,119,160
McDonald’s	3,552	819,588

		1,938,748

CONSUMER STAPLES — 12.5%
Archer-Daniels-Midland	14,346	1,154,136
Brown-Forman, Cl B	12,740	848,102
Church & Dwight	11,955	854,065
Coca-Cola	14,374	805,231
Colgate-Palmolive	11,686	820,942
Costco Wholesale	1,790	845,363
Kellogg	12,573	875,835
Philip Morris International	9,456	784,943

		6,988,617

ENERGY — 20.0%
Antero Resources *	24,696	753,969
Cameco	45,500	1,206,205
Cheniere Energy	7,792	1,292,771
EOG Resources	10,861	1,213,499
EQT	21,300	867,975
Exxon Mobil	13,876	1,211,514
Halliburton	40,222	990,266
NOV	73,400	1,187,612
Occidental Petroleum	17,952	1,103,150
Peabody Energy *	56,072	1,391,707

		11,218,668

FINANCIALS — 9.2%
Allstate	7,888	982,292
Cullen/Frost Banker	8,827	1,167,106
Hanover Insurance Group	6,855	878,400
ServisFirst Bancshares	13,550	1,084,000
UMB Financial	12,206	1,028,844

		5,140,642

HEALTH CARE — 9.6%
CVS Health	11,770	1,122,505
Edwards Lifesciences *	9,549	789,034

The Advisors’ Inner Circle Fund III	Strategas Macro Thematic Opportunities ETF September 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Johnson & Johnson	5,217	$852,249
PerkinElmer	7,606	915,230
Pfizer	17,354	759,411
UnitedHealth Group	1,818	918,162

		5,356,591

INDUSTRIALS — 11.6%
CSX	29,125	775,890
Deere	3,051	1,018,698
L3Harris Technologies	4,350	904,060
Lockheed Martin	2,813	1,086,634
Maxar Technologies	37,866	708,852
Rollins	31,124	1,079,381
Waste Management	5,896	944,598

		6,518,113

INFORMATION TECHNOLOGY — 10.3%
Accenture PLC, Cl A	3,177	817,442
Corning	32,164	933,399
Juniper Networks	39,847	1,040,804
Microsoft	3,642	848,222
Palo Alto Networks *	6,240	1,022,049
Qualys *	7,735	1,078,182

		5,740,098

MATERIALS — 6.1%
Albemarle	4,955	1,310,300
Corteva	21,728	1,241,755
West Fraser Timber	11,631	843,131

		3,395,186

REAL ESTATE — 5.3%
Iron Mountain ‡	23,848	1,048,597
Public Storage ‡	3,429	1,004,045
Weyerhaeuser ‡	32,035	914,920

		2,967,562

UTILITIES — 6.5%
CMS Energy	16,870	982,509
DTE Energy	7,232	832,041
Ormat Technologies	11,758	1,013,540

The Advisors’ Inner Circle Fund III	Strategas Macro Thematic Opportunities ETF September 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES — continued
PPL	32,565	$825,523

		3,653,613

TOTAL COMMON STOCK (Cost $59,366,316)		52,917,838

TOTAL INVESTMENTS— 94.6% (Cost $59,366,316)		$52,917,838

Percentages are based on Net Assets of $55,949,611.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of September 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent financial statements.

STR-QH-001-0200